Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting
Segment Reporting

26. Segment Reporting

The Group’s operating segments are as follows:

(i)	Oncology/Immunology: focuses on discovering, developing, and commercializing targeted therapies and immunotherapies for the treatment of cancer and immunological diseases. Oncology/Immunology is further segregated into two core business areas:
(a)	R&D: comprises research and development activities covering drug discovery, development, manufacturing and regulatory functions as well as administrative activities to support research and development operations; and
(b)	Marketed Products: comprises the sales, marketing, manufacture and distribution of drug developed from research and development activities.
(ii)	Other Ventures: comprises other commercial businesses which include the sales, marketing, manufacture and distribution of other prescription drugs and over-the-counter pharmaceuticals as well as consumer health products.

The performance of the reportable segments is assessed based on segment operating (loss)/profit.

In the second half of 2020, the Group (1) renamed the Innovation Platform to Oncology/Immunology segment and Commercial Platform to Other Ventures segment; and began (2) separately presenting R&D activities in the U.S. and other locations under Oncology/Immunology segment, (3) including the results from manufacturing and commercializing Elunate under Marketed Products in Oncology/Immunology segment, and (4) aggregating the remaining commercial businesses under Other Ventures segment with Hong Kong included within the PRC. These changes are consistent with the chief operating decision maker’s view of the business. The segment information below as at and for the years ended December 31, 2019 and 2018 have been revised so that all segment disclosures are comparable.

The segment information is as follows:

	Year Ended December 31, 2020
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	10,262	—	10,262	19,953	30,215	197,761	—	227,976
Interest income	461	—	461	—	461	167	2,608	3,236
Equity in earnings of equity investees, net of tax	(97)	—	(97)	—	(97)	79,143	—	79,046
Segment operating (loss)/profit	(119,740)	(63,482)	(183,222)	7,607	(175,615)	83,888	(18,174)	(109,901)
Interest expense	—	—	—	—	—	—	787	787
Income tax expense/(credit)	402	(642)	(240)	167	(73)	824	4,078	4,829
Net (loss)/income attributable to the Company	(120,096)	(62,683)	(182,779)	7,282	(175,497)	72,785	(23,018)	(125,730)
Depreciation/amortization	5,458	119	5,577	—	5,577	292	192	6,061
Additions to non-current assets (other than financial instruments and deferred tax assets)	22,574	754	23,328	—	23,328	817	1,090	25,235

	December 31, 2020
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	127,637	9,957	137,594	5,728	143,322	231,234	349,562	724,118
Property, plant and equipment	22,554	454	23,008	—	23,008	688	474	24,170
Right-of-use assets	2,782	1,375	4,157	—	4,157	2,582	1,277	8,016
Leasehold land	13,121	—	13,121	—	13,121	—	—	13,121
Goodwill	—	—	—	—	—	3,307	—	3,307
Other intangible asset	—	—	—	—	—	227	—	227
Investments in equity investees	385	—	385	—	385	139,120	—	139,505

	Year Ended December 31, 2019
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	16,026	—	16,026	10,766	26,792	178,098	—	204,890
Interest income	322	—	322	—	322	109	4,513	4,944
Equity in earnings of equity investees, net of tax	147	—	147	—	147	40,553	—	40,700
Segment operating (loss)/profit	(111,518)	(21,785)	(133,303)	5,887	(127,416)	45,255	(17,214)	(99,375)
Interest expense	—	—	—	—	—	—	1,030	1,030
Income tax expense	63	197	260	—	260	939	2,075	3,274
Net (loss)/income attributable to the Company	(111,308)	(21,926)	(133,234)	5,872	(127,362)	41,488	(20,150)	(106,024)
Depreciation/amortization	4,448	62	4,510	—	4,510	264	168	4,942
Additions to non-current assets (other than financial instruments and deferred tax assets)	8,602	1,308	9,910	—	9,910	2,772	148	12,830

	December 31, 2019
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	93,332	4,452	97,784	813	98,597	170,891	195,634	465,122
Property, plant and equipment	18,907	515	19,422	—	19,422	789	644	20,855
Right-of-use assets	1,584	861	2,445	—	2,445	2,466	605	5,516
Leasehold land	1,110	—	1,110	—	1,110	—	—	1,110
Goodwill	—	—	—	—	—	3,112	—	3,112
Other intangible asset	—	—	—	—	—	275	—	275
Investments in equity investees	447	—	447	—	447	98,497	—	98,944

	Year Ended December 31, 2018
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	37,648	—	37,648	3,585	41,233	172,876	—	214,109
Interest income	119	—	119	—	119	141	5,718	5,978
Equity in earnings of equity investees, net of tax	(18,981)	—	(18,981)	—	(18,981)	38,314	—	19,333
Segment operating (loss)/profit	(99,992)	(4,602)	(104,594)	2,008	(102,586)	46,990	(10,717)	(66,313)
Interest expense	—	—	—	—	—	62	947	1,009
Income tax expense	39	42	81	—	81	1,662	2,221	3,964
Net (loss)/income attributable to the Company	(99,783)	(4,632)	(104,415)	2,003	(102,412)	41,372	(13,765)	(74,805)
Depreciation/amortization	3,326	8	3,334	—	3,334	195	61	3,590
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,133	65	5,198	—	5,198	584	720	6,502

Revenue from external customers is after elimination of inter-segment sales. Sales between segments are carried out at mutually agreed terms. The amount eliminated attributable to sales between Oncology/Immunology segment and Other Ventures segment was US$17,059,000, US$3,354,000 and nil for the years ended December 31, 2020, 2019 and 2018 respectively.

There were two customers under Other Ventures segment (with aggregate revenue of US$62,493,000), which accounted for over 10% of the Group’s revenue for the year ended December 31, 2020. There was one customer, under Other Ventures segment (with revenue of US$27,343,000), which accounted for over 10% of the Group’s revenue for the year ended December 31, 2019. There was one customer, under Oncology/Immunology segment (with revenue of US$26,865,000), which accounted for over 10% of the Group’s revenue for the year ended December 31, 2018.

Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share-based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

A reconciliation of segment operating loss to net loss is as follows:

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Segment operating loss	(109,901)	(99,375)	(66,313)
Interest expense	(787)	(1,030)	(1,009)
Income tax expense	(4,829)	(3,274)	(3,964)
Net loss	(115,517)	(103,679)	(71,286)